Cabana Target Leading Sector Moderate ETF SCHEDULE OF INVESTMENTS	July 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
EQUITY – 70.8%
iShares Core U.S. REIT ETF(a)	786,100	$41,592,551
Technology Select Sector SPDR Fund(b)	234,219	41,772,959
Vanguard Extended Market ETF	89,949	14,178,661
		97,544,171
FIXED INCOME – 29.1%
iShares 0-3 Month Treasury Bond ETF(a)	398,261	40,073,022
TOTAL EXCHANGE-TRADED FUNDS
(Cost $132,067,135)		137,617,193

SHORT-TERM INVESTMENTS – 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.18%(c)	184,647	184,647
TOTAL SHORT-TERM INVESTMENTS
(Cost $184,647)		184,647
TOTAL INVESTMENTS – 100.0%
(Cost $132,251,782)		137,801,840
Liabilities in Excess of Other Assets – (0.0)%		(77,761)
TOTAL NET ASSETS – 100.0%		$137,724,079

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ssga.com.
(c)	The rate is the annualized seven-day yield at period end.